Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions.
Schedule of other provision

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2017	487	59	143	438	291	1,418
Charge for year	225	11	30	281	55	602
Cash paid	(324)	(20)	(43)	(48)	(37)	(472)
Reversals	(75)	–	(10)	(40)	(44)	(169)
Exchange and other movements	45	9	6	23	6	89
At 31 December 2017	358	59	126	654	271	1,468
Charge for year	94	65	1	11	30	201
Cash paid	(152)	(24)	(9)	(232)	(28)	(445)
Reversals	(58)	–	–	(230)	(28)	(316)
Exchange and other movements	(16)	(3)	1	(5)	6	(17)
At 31 December 2018	226	97	119	198	251	891
Charge for year	158	31	18	618	236	1,061
Cash paid	(115)	(39)	(13)	(147)	(24)	(338)
Reversals	(30)	(1)	–	(28)	(17)	(76)
Exchange and other movements	2	8	6	1	9	26
At 31 December 2019	241	96	130	642	455	1,564

Schedule of maturity period

	2019	2018	2017
	$m	$m	$m
Due within one year	723	506	1,121
Due after more than one year	841	385	347
Total	1,564	891	1,468